Pension and Postretirement Benefit Plans and Defined Contribution Plans - Pension Plans in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$ 12,706	$ 12,869
Accumulated benefit obligation	16,323	13,704
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	12,706	12,869
Projected benefit obligation	16,575	13,976
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	1,447	1,294
Pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	1,481	1,341
International Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	1,718	1,309
Accumulated benefit obligation	4,021	3,348
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	1,999	2,499
Projected benefit obligation	$ 4,715	$ 4,883